Capital Management, Corporate Governance Transparency Policy and Risk Management - Additional Information (Detail)	12 Months Ended
Dec. 31, 2019 Director Board_member Branches
Disclosure of detailed information about financial instruments [line items]
Number of board of directors | Board_member	13
Number of independent directors | Director	6
Percentage of high liquidity assets portfolio	25.00%
Percentage of the refinanced principal not yet settled	5.00%
Percentage of confidence level	99.00%
Banco Macro SA [member]
Disclosure of detailed information about financial instruments [line items]
Number of branches | Branches	463